CURRENT LIABILITIES - TRADE AND OTHER PAYABLES	12 Months Ended
Jun. 30, 2019
Trade and other current payables [abstract]
Current Liabilities – Trade and Other Payables
11.	CURRENT LIABILITIES – TRADE AND OTHER PAYABLES

	2019		2018
Trade payables	A$	679,106	A$	271,913
Bonus payable		1,198,063		1,317,188
Accruals and other payables		3,756,393		1,898,481

Carrying amount of trade and other payables		A$ 5,633,562		A$3,487,582

(a)	Fair value
Due to the short-term nature of these payables, their carrying value is assumed to approximate their fair value.

(b)	Interest rate, foreign exchange and liquidity risk
Information regarding interest rate, foreign exchange and liquidity risk exposure is set out in Note 19.